Change In Accounting Policy (Consolidated Statements of Changes in Shareholders' Equity) (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance	[1]	$ 22,744	$ 19,651		$ 18,041
Net income		5,118	4,899	[2]	3,545	[3]
Other comprehensive income (loss)		272	1,470	[3]	28	[3]
Shareholders' equity, ending balance		21,384	22,744	[1]	19,651	[1]
Accumulated other comprehensive loss [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance	[1]	(2,241)	(3,711)		(3,739)
Other comprehensive income (loss)		272	1,470	[1]	28	[1]
Shareholders' equity, ending balance		(1,969)	(2,241)	[1]	(3,711)	[1]
Accumulated other comprehensive loss [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance					256
Retained earnings [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance	[1]	20,987	19,400		17,890
Net income		5,118	4,899	[1]	3,545	[1]
Shareholders' equity, ending balance		19,529	20,987	[1]	19,400	[1]
Retained earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance					256
Previously Reported [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance		22,744	19,651		18,041
Net income			4,892		3,562
Other comprehensive income (loss)			1,477		11
Shareholders' equity, ending balance			22,744		19,651
Previously Reported [Member] | Accumulated other comprehensive loss [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance		(1,995)	(3,472)		(3,483)
Other comprehensive income (loss)			1,477		11
Shareholders' equity, ending balance			(1,995)		(3,472)
Previously Reported [Member] | Retained earnings [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' equity, beginning balance		$ 20,741	19,161		17,634
Net income			4,892		3,562
Shareholders' equity, ending balance			$ 20,741		$ 19,161

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[3]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.